Schedule of Asset Impairment (Details) (Parenthetical) - USD ($)						1 Months Ended		3 Months Ended	12 Months Ended
	Jun. 25, 2021	Dec. 06, 2019	Aug. 30, 2019	Jun. 25, 2019	Jun. 07, 2019	Apr. 30, 2019	Jan. 31, 2019	Mar. 31, 2021	Dec. 31, 2021	Dec. 31, 2020	Mar. 31, 2022
Finite-Lived Intangible Assets [Line Items]
Debt face amount									$ 500,000		$ 500,000
Contributed amount					$ 250,000
Debt instrument term		6 months
Debt instrument maturity date		Jun. 06, 2020
Issuance of common stock for cash								$ 50,000	$ 50,000	$ 124,535
Series Post Seed Preferred Stock [Member] | Innovation Labs Ltd [Member]
Finite-Lived Intangible Assets [Line Items]
Issuance of common stock for cash, shares				238,096
Issuance of common stock for cash				$ 250,000
Series Post Seed Preferred Unit Investment Agreement [Member] | Innovation Shares L L C [Member]
Finite-Lived Intangible Assets [Line Items]
Issuance of common stock for cash, shares				238,096
Issuance of common stock for cash	$ 250,000
MIPA [Member]
Finite-Lived Intangible Assets [Line Items]
Payment for acquisition			$ 441,000
MIPA [Member] | License [Member]
Finite-Lived Intangible Assets [Line Items]
Payment for acquisition						$ 1,250,000
Cash payment for acquisition						750,000
Issuance of restricted common stock						500,000
Repayments of Short-term Debt						250,000
Short-term Debt, Fair Value						$ 500,000
Debt Instrument, Interest Rate During Period						2.00%
Terms of agreement									pursuant to the terms of the MIPA, the Company was required to enter into a $15,000 per month sub-lease (retroactive to March 1, 2019) for the 10-acre cultivation/production facility located in Pahrump, Nye County, NV and install a mobile production trailer. The Company failed to make the required payments under the MIPA and the Agreement was terminated. The Company and has no recourse to recover its deposit.
Moratorium [Member]
Finite-Lived Intangible Assets [Line Items]
Changes in acquisition of licenses									As of the date of this filing, the Company has made deposits totaling $550,000. The Company was required to issue 1,000,000 of shares of its restricted common stock in fulfillment of its obligations in the MIPA. As of the date of this filing, these shares have not been issued. The Company also executed a $750,000 long term note (the “LT Note”) in favor of the current license holders that becomes due and payable upon the earliest of a) six months after the transfer of the Certificates to the Company, or b) six months after the production/cultivation is declared fully operational by the applicable regulatory agencies, or c) March 10, 2020. On February 19, 2020, the Company was put on notice by the Seller that it is in default under the terms of the MIPA.
Parent Company [Member]
Finite-Lived Intangible Assets [Line Items]
Contributed amount					150,000
Roger Bloss [Member]
Finite-Lived Intangible Assets [Line Items]
Contributed amount					$ 100,000
Coachill Inn [Member]
Finite-Lived Intangible Assets [Line Items]
Description of acquisition property									acquire a 256,132 sq. ft. parcel of land within a 100-acre industrial cannabis park in Desert Hot Springs, CA (the “Property”) to develop the Company’s first hotel project.
Acquisition price description									The purchase price for the property is $5,125,000. CHL was to contribute $3,000,000 toward the purchase price of this property in exchange for a twenty-five percent (25%) ownership interest in Coachill-Inn. AH made an initial non-refundable deposit in the amount of $150,000 toward the purchase of the Property. As of the date of this filing, the Company terminated its participation in the development due to financing issues and has no recourse to recover its deposit.
Payment for acquisition							$ 5,125,000
FR Holdings, LLC [Member]
Finite-Lived Intangible Assets [Line Items]
Debt instrument term					6 months
Debt instrument maturity date					Dec. 06, 2019
Debt instrument interest rate					1.00%
FR Holdings, LLC [Member] | Roger Bloss [Member]
Finite-Lived Intangible Assets [Line Items]
Debt face amount					$ 250,000